Fair Value Measurements (Schedule Of Derivative Impact On Financial Performance) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax Gains (Losses) Recognized in Other Comprehensive Income	$ 2	[1]	$ (6)	[1]	$ (16)	[1]
Pretax Gains (Losses) Recognized in Earnings	(3)	[1]	(2)	[1]	(23)	[1]
Cash Flow Hedging [Member] | Sales And Other Operating Revenue [Member] | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax Gains (Losses) Recognized in Other Comprehensive Income	2	[1]	(6)	[1]	(16)	[1]
Pretax Gains (Losses) Recognized in Earnings	(15)	[1]	35	[1]	13	[1]
Cash Flow Hedging [Member] | Cost Of Products Sold And Operating Expenses [Member] | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax Gains (Losses) Recognized in Earnings	12	[1]	(37)	[1]	(36)	[1]
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax Gains (Losses) Recognized in Earnings	(7)	[1]	(12)	[1]	(26)	[1]
Not Designated as Hedging Instrument [Member] | Sales And Other Operating Revenue [Member] | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax Gains (Losses) Recognized in Earnings	(7)	[1]	(15)	[1]
Not Designated as Hedging Instrument [Member] | Cost Of Products Sold And Operating Expenses [Member] | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax Gains (Losses) Recognized in Earnings			3	[1]	(25)	[1]
Not Designated as Hedging Instrument [Member] | Cost Of Products Sold And Operating Expenses [Member] | Transportation Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax Gains (Losses) Recognized in Earnings					$ (1)	[1]

[1]	Amounts attributable to Sunoco, Inc. shareholders.